CONSOLIDATED PROFIT AND LOSS ACCOUNT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement
Sales from operations	€ 82,151	€ 88,797	€ 93,717
Other income and revenues	1,478	2,417	1,099
REVENUES AND OTHER INCOME	83,629	91,214	94,816
Purchases, services and other	(67,056)	(71,114)	(73,836)
Net (impairments) reversals of trade and other receivables	(11)	(168)	(249)
Payroll and related costs	(3,229)	(3,262)	(3,136)
Other operating income (expense)	641	(352)	478
Depreciation and amortization	(7,349)	(7,600)	(7,479)
Net (impairments) reversals of tangible, intangible and right-of-use assets	(1,582)	(2,900)	(1,802)
Write-off of tangible and intangible assets	(33)	(580)	(535)
OPERATING PROFIT (LOSS)	5,010	5,238	8,257
Finance income	7,196	7,715	7,417
Finance expense	(8,170)	(8,980)	(8,113)
Net finance income (expense) from financial assets at fair value through profit or loss	235	388	284
Derivative financial instruments	(80)	278	(61)
FINANCE INCOME (EXPENSE)	(819)	(599)	(473)
Share of profit (loss) from equity-accounted investments	1,161	866	1,336
Other gain (loss) from investments	426	984	1,108
INCOME (EXPENSE) FROM INVESTMENTS	1,587	1,850	2,444
PROFIT BEFORE INCOME TAXES	5,778	6,489	10,228
Income taxes	(3,020)	(3,725)	(5,368)
PROFIT	2,758	2,764	4,860
Attributable to Eni	2,608	2,624	4,771
Attributable to non-controlling interest	€ 150	€ 140	€ 89
Earnings per share (€ per share)
Basic	€ 0.78	€ 0.79	€ 1.41
Diluted	€ 0.78	€ 0.78	€ 1.4
Related parties
Statement
Sales from operations	€ 2,973	€ 2,997	€ 4,322
Other income and revenues	285	279	156
Purchases, services and other	(17,769)	(17,404)	(15,885)
Net (impairments) reversals of trade and other receivables	(1)	(2)	5
Payroll and related costs	17	3	(8)
Other operating income (expense)	(264)	201	17
Finance income	215	198	155
Finance expense	(77)	(57)	(28)
Derivative financial instruments			1
Other gain (loss) from investments	€ (18)	€ (12)	€ 445